Schedule of Investments (unaudited)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc.(a)	467,875	$18,995,725
Aerovironment Inc.(a)(b)	181,612	14,928,506
Cadre Holdings Inc.(b)	131,790	2,592,309
Momentus Inc.(a)(b)	150,355	324,767
Moog Inc., Class A	37,117	2,946,719
Rocket Lab USA Inc.(a)(b)	1,669,963	6,329,160
Virgin Galactic Holdings Inc.(a)(b)	847,818	5,103,864
		51,221,050
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	170,682	4,903,694
Forward Air Corp.	210,884	19,392,892
Radiant Logistics Inc.(a)	56,135	416,522
		24,713,108
Airlines — 0.2%
Allegiant Travel Co.(a)(b)	54,499	6,163,292
Frontier Group Holdings Inc.(a)(b)	311,381	2,917,640
Joby Aviation Inc., Class A(a)(b)	1,782,809	8,753,592
Sun Country Airlines Holdings Inc.(a)(b)	265,152	4,862,888
		22,697,412
Auto Components — 1.6%
American Axle & Manufacturing Holdings Inc.(a)	44,873	337,894
Dorman Products Inc.(a)	206,420	22,646,338
Fox Factory Holding Corp.(a)(b)	331,310	26,683,707
Gentherm Inc.(a)(b)	259,492	16,194,896
Holley Inc.(a)(b)	395,840	4,156,320
LCI Industries	193,910	21,694,651
Luminar Technologies Inc.(a)(b)	1,862,517	11,044,726
Patrick Industries Inc.	17,661	915,546
Solid Power Inc.(a)(b)	174,836	940,618
Stoneridge Inc.(a)(b)	30,570	524,275
Tenneco Inc., Class A(a)(b)	640,397	10,989,213
Visteon Corp.(a)	217,757	22,555,270
XPEL Inc.(a)(b)	168,768	7,751,514
		146,434,968
Automobiles — 0.2%
Canoo Inc.(a)(b)	913,982	1,690,867
Faraday Future Intelligent Electric Inc., Class E(a)(b)	412,565	1,072,669
Fisker Inc.(a)(b)	1,277,052	10,944,336
Mullen Automotive Inc.(a)(b)	122,076	124,517
Workhorse Group Inc.(a)(b)	1,054,017	2,740,444
		16,572,833
Banks — 1.8%
BancFirst Corp.	93,787	8,976,354
Bancorp. Inc. (The)(a)	236,872	4,623,741
Bank of NT Butterfield & Son Ltd. (The)	19,398	605,024
Baycom Corp.	14,306	295,848
Cadence Bank	83,135	1,952,010
Coastal Financial Corp./WA(a)(b)	80,353	3,063,056
Eastern Bankshares Inc.	268,123	4,949,551
Esquire Financial Holdings Inc.	47,590	1,584,747
Farmers & Merchants Bancorp. Inc./Archbold OH	28,951	960,884
First Financial Bankshares Inc.	1,020,891	40,090,390
First Guaranty Bancshares Inc.	6,116	148,680
Five Star Bancorp.	40,128	1,060,182
FVCBankcorp Inc.(a)	13,579	255,693
Glacier Bancorp. Inc.	113,921	5,402,134
HomeTrust Bancshares Inc.	25,918	647,950
Security	Shares	Value

Banks (continued)
Lakeland Financial Corp.	172,620	$11,465,420
Live Oak Bancshares Inc.(b)	202,874	6,875,400
Meta Financial Group Inc.(b)	56,006	2,165,752
Metrocity Bankshares Inc.	40,148	815,406
Metropolitan Bank Holding Corp.(a)(b)	5,973	414,646
Nicolet Bankshares Inc.(a)(b)	12,813	926,892
Professional Holding Corp., Class A(a)	13,362	267,908
ServisFirst Bancshares Inc.	393,798	31,078,538
Silvergate Capital Corp., Class A(a)(b)	193,923	10,380,698
Stock Yards Bancorp. Inc.(b)	188,437	11,272,301
Third Coast Bancshares Inc.(a)	4,151	90,907
Triumph Bancorp. Inc.(a)(b)	68,692	4,297,371
Veritex Holdings Inc.	58,161	1,701,791
West Bancorp. Inc.	28,622	696,659
Westamerica Bancorp.	50,299	2,799,642
		159,865,575
Beverages — 0.9%
Celsius Holdings Inc.(a)(b)	428,729	27,978,855
Coca-Cola Consolidated Inc.	36,757	20,727,272
Duckhorn Portfolio Inc. (The)(a)(b)	289,917	6,105,652
MGP Ingredients Inc.(b)	110,230	11,032,921
National Beverage Corp.	185,814	9,093,737
Vintage Wine Estates Inc.(a)(b)	32,363	254,373
Vita Coco Co. Inc. (The)(a)(b)	222,323	2,176,542
		77,369,352
Biotechnology — 8.4%
Aadi Bioscience Inc.(a)	112,906	1,391,002
ACADIA Pharmaceuticals Inc.(a)(b)	942,194	13,275,513
ADMA Biologics Inc.(a)	637,188	1,261,632
Affimed NV(a)(b)	1,050,930	2,911,076
Agenus Inc.(a)(b)	2,092,223	4,058,913
Akero Therapeutics Inc.(a)	17,013	160,773
Albireo Pharma Inc.(a)(b)	136,474	2,710,374
Alector Inc.(a)(b)	485,661	4,934,316
Alkermes PLC(a)	1,278,694	38,092,294
Alpine Immune Sciences Inc.(a)	54,132	460,663
Amicus Therapeutics Inc.(a)(b)	2,152,288	23,115,573
Anavex Life Sciences Corp.(a)(b)	533,902	5,344,359
Apellis Pharmaceuticals Inc.(a)(b)	709,941	32,103,532
Arbutus Biopharma Corp.(a)(b)	440,915	1,194,880
Arcturus Therapeutics Holdings Inc.(a)	165,303	2,601,869
Arcutis Biotherapeutics Inc.(a)	273,551	5,829,372
Arrowhead Pharmaceuticals Inc.(a)	804,733	28,334,649
Atara Biotherapeutics Inc.(a)(b)	61,538	479,381
Aura Biosciences Inc.(a)(b)	143,518	2,033,650
Aurinia Pharmaceuticals Inc.(a)(b)	1,048,707	10,539,505
Avid Bioservices Inc.(a)(b)	475,241	7,252,178
Beam Therapeutics Inc.(a)(b)	496,209	19,208,250
BioCryst Pharmaceuticals Inc.(a)(b)	999,095	10,570,425
Biohaven Pharmaceutical Holding Co. Ltd.(a)	302,806	44,121,862
Blueprint Medicines Corp.(a)(b)	467,513	23,614,082
Bridgebio Pharma Inc.(a)(b)	500,252	4,542,288
CareDx Inc.(a)(b)	398,325	8,556,021
Catalyst Pharmaceuticals Inc.(a)	749,677	5,255,236
Celldex Therapeutics Inc.(a)(b)	76,916	2,073,655
Celularity Inc.(b)	128,365	436,441
Cerevel Therapeutics Holdings Inc.(a)(b)	423,584	11,199,561
ChemoCentryx Inc.(a)(b)	364,908	9,042,420
Chimerix Inc.(a)	446,732	929,203
Coherus Biosciences Inc.(a)(b)	568,704	4,117,417

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Contra GTX Inc., NVS(a)(b)(c)	6,020	$6,171
Crinetics Pharmaceuticals Inc.(a)(b)	61,001	1,137,669
CTI BioPharma Corp.(a)(b)	135,242	807,395
Cytokinetics Inc.(a)(b)	581,334	22,840,613
Deciphera Pharmaceuticals Inc.(a)(b)	102,834	1,352,267
Denali Therapeutics Inc.(a)	768,979	22,631,052
Dynavax Technologies Corp.(a)(b)	923,457	11,626,324
Eagle Pharmaceuticals Inc./DE(a)(b)	84,886	3,771,485
Eiger BioPharmaceuticals Inc.(a)	285,843	1,800,811
Enanta Pharmaceuticals Inc.(a)	17,968	849,347
Fate Therapeutics Inc.(a)(b)	648,895	16,079,618
FibroGen Inc.(a)(b)	608,283	6,423,468
Foghorn Therapeutics Inc.(a)(b)	155,106	2,109,442
Geron Corp.(a)	1,922,149	2,979,331
Global Blood Therapeutics Inc.(a)(b)	486,462	15,542,461
Gossamer Bio Inc.(a)(b)	492,124	4,119,078
GreenLight Bioscience Inc., NVS(a)(b)	93,686	207,046
Halozyme Therapeutics Inc.(a)(b)	1,061,760	46,717,440
Heron Therapeutics Inc.(a)(b)	802,563	2,239,151
HilleVax Inc.(a)	17,058	186,444
Humacyte Inc.(a)(b)	137,815	442,386
IGM Biosciences Inc.(a)(b)	60,407	1,089,138
Imago Biosciences Inc.(a)(b)	124,053	1,661,070
ImmunityBio Inc.(a)(b)	491,536	1,828,514
ImmunoGen Inc.(a)(b)	829,014	3,730,563
Inhibrx Inc.(a)(b)	229,766	2,607,844
Insmed Inc.(a)(b)	931,032	18,359,951
Intellia Therapeutics Inc.(a)(b)	385,930	19,975,737
Intercept Pharmaceuticals Inc.(a)(b)	192,897	2,663,908
Ironwood Pharmaceuticals Inc.(a)(b)	1,069,038	12,326,008
IVERIC bio Inc.(a)(b)	912,331	8,776,624
Karuna Therapeutics Inc.(a)	205,566	26,006,155
Karyopharm Therapeutics Inc.(a)(b)	604,165	2,724,784
Keros Therapeutics Inc.(a)(b)	126,195	3,486,768
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	228,537	2,214,524
Krystal Biotech Inc.(a)(b)	55,231	3,626,467
Lexicon Pharmaceuticals Inc.(a)(b)	184,491	343,153
Ligand Pharmaceuticals Inc.(a)	14,630	1,305,289
Madrigal Pharmaceuticals Inc.(a)(b)	99,812	7,144,543
MannKind Corp.(a)(b)	217,525	828,770
MeiraGTx Holdings PLC(a)	16,229	122,854
Mirum Pharmaceuticals Inc.(a)(b)	126,320	2,458,187
Morphic Holding Inc.(a)(b)	172,291	3,738,715
Ocugen Inc.(a)(b)	1,671,358	3,793,983
Organogenesis Holdings Inc., Class A(a)(b)	549,930	2,683,658
Outlook Therapeutics Inc.(a)(b)	949,267	968,252
PepGen Inc.(a)	14,961	148,563
Point Biopharma Global Inc.(a)(b)	541,383	3,686,818
Praxis Precision Medicines Inc.(a)(b)	63,204	154,850
Precigen Inc.(a)(b)	635,863	852,056
Prometheus Biosciences Inc.(a)(b)	228,696	6,456,088
Prothena Corp. PLC(a)	277,300	7,528,695
PTC Therapeutics Inc.(a)(b)	416,012	16,665,441
Radius Health Inc.(a)	358,874	3,721,523
Rallybio Corp.(a)(b)	94,537	713,754
RAPT Therapeutics Inc.(a)(b)	139,828	2,551,861
Recursion Pharmaceuticals Inc., Class A(a)(b)	95,794	779,763
Relay Therapeutics Inc.(a)(b)	48,922	819,443
REVOLUTION Medicines Inc.(a)(b)	70,622	1,376,423
Rigel Pharmaceuticals Inc.(a)(b)	1,347,915	1,523,144
Security	Shares	Value

Biotechnology (continued)
Sangamo Therapeutics Inc.(a)(b)	50,755	$210,126
Seres Therapeutics Inc.(a)(b)	550,885	1,889,536
Sierra Oncology Inc.(a)	115,404	6,346,066
Sorrento Therapeutics Inc.(a)(b)	444,509	893,463
SpringWorks Therapeutics Inc.(a)(b)	51,920	1,278,270
Syndax Pharmaceuticals Inc.(a)	94,854	1,824,991
TG Therapeutics Inc.(a)(b)	1,043,488	4,434,824
Travere Therapeutics Inc.(a)	431,571	10,456,965
Turning Point Therapeutics Inc.(a)	41,293	3,107,298
Twist Bioscience Corp.(a)(b)	305,126	10,667,205
Vaxart Inc.(a)(b)	207,776	727,216
Vaxcyte Inc.(a)	412,860	8,983,834
Vera Therapeutics Inc.(a)(b)	100,136	1,362,851
Vericel Corp.(a)(b)	369,590	9,306,276
Verve Therapeutics Inc.(a)(b)	44,098	673,817
Viridian Therapeutics Inc.(a)(b)	149,281	1,727,181
VistaGen Therapeutics Inc.(a)(b)	1,238,821	1,090,162
Y-mAbs Therapeutics Inc.(a)(b)	285,904	4,325,728
Zentalis Pharmaceuticals Inc.(a)(b)	284,677	7,999,424
		754,370,478
Building Products — 2.0%
AAON Inc.	344,710	18,876,320
American Woodmark Corp.(a)	5,658	254,667
Apogee Enterprises Inc.	170,123	6,672,224
Cornerstone Building Brands Inc.(a)(b)	423,997	10,383,686
CSW Industrials Inc.(b)	118,218	12,180,001
Griffon Corp.	181,352	5,083,297
Insteel Industries Inc.	145,760	4,907,739
Janus International Group Inc.(a)(b)	629,402	5,683,500
JELD-WEN Holding Inc.(a)(b)	245,973	3,588,746
Masonite International Corp.(a)	176,538	13,563,415
PGT Innovations Inc.(a)	456,041	7,588,522
Simpson Manufacturing Co. Inc.	339,462	34,153,272
UFP Industries Inc.	416,917	28,408,724
Zurn Water Solutions Corp.(b)	970,685	26,441,459
		177,785,572
Capital Markets — 2.1%
Artisan Partners Asset Management Inc., Class A	307,685	10,944,355
Associated Capital Group Inc., Class A	3,208	114,943
B. Riley Financial Inc.	158,007	6,675,796
Blucora Inc.(a)	365,224	6,742,035
BrightSphere Investment Group Inc.	240,734	4,335,619
Cohen & Steers Inc.	202,492	12,876,466
Diamond Hill Investment Group Inc.	22,753	3,950,831
Donnelley Financial Solutions Inc.(a)(b)	15,295	447,991
Federated Hermes Inc.	685,634	21,796,305
Focus Financial Partners Inc., Class A(a)(b)	452,316	15,405,883
GAMCO Investors Inc., Class A	37,893	791,964
GCM Grosvenor Inc., Class A	310,964	2,130,103
Hamilton Lane Inc., Class A	276,370	18,566,537
Houlihan Lokey Inc.	400,525	31,613,438
Manning & Napier Inc.	48,404	603,598
Moelis & Co., Class A	252,322	9,928,871
Open Lending Corp., Class A(a)(b)	828,553	8,476,097
Perella Weinberg Partners	323,256	1,884,582
PJT Partners Inc., Class A(b)	188,425	13,242,509
Pzena Investment Management Inc., Class A(b)	145,861	961,224
Sculptor Capital Management Inc.	92,545	772,751
Silvercrest Asset Management Group Inc.,
Class A(b)	66,790	1,096,024

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
StepStone Group Inc., Class A	412,219	$10,730,061
StoneX Group Inc.(a)	14,772	1,153,250
Value Line Inc.	7,151	472,323
Victory Capital Holdings Inc., Class A	34,009	819,617
Virtus Investment Partners Inc.	6,674	1,141,387
WisdomTree Investments Inc.	1,040,713	5,276,415
		192,950,975
Chemicals — 2.8%
AdvanSix Inc.	71,243	2,382,366
American Vanguard Corp.	201,047	4,493,400
Amyris Inc.(a)(b)	168,448	311,629
Aspen Aerogels Inc.(a)(b)	213,917	2,113,500
Avient Corp.	522,308	20,934,105
Balchem Corp.	249,271	32,340,419
Cabot Corp.	432,921	27,616,031
Chase Corp.	16,648	1,295,381
Diversey Holdings Ltd.(a)	609,988	4,025,921
GCP Applied Technologies Inc.(a)	361,573	11,310,003
Hawkins Inc.	95,222	3,430,849
HB Fuller Co.(b)	356,856	21,486,300
Ingevity Corp.(a)	303,506	19,163,369
Innospec Inc.	163,966	15,706,303
Kronos Worldwide Inc.	168,521	3,100,786
Livent Corp.(a)(b)	1,268,391	28,779,792
LSB Industries Inc.(a)(b)	247,254	3,426,940
Origin Materials Inc.(a)	516,023	2,642,038
Orion Engineered Carbons SA(b)	482,835	7,498,427
PureCycle Technologies Inc.(a)(b)	658,633	4,887,057
Quaker Chemical Corp.(b)	69,728	10,425,731
Sensient Technologies Corp.	309,891	24,964,819
Stepan Co.(b)	19,147	1,940,548
		254,275,714
Commercial Services & Supplies — 1.3%
ACV Auctions Inc., Class A(a)(b)	425,925	2,785,549
Aris Water Solution Inc., Class A	181,759	3,031,740
Brady Corp., Class A, NVS	289,082	13,656,234
Brink’s Co. (The)	361,774	21,963,300
Casella Waste Systems Inc., Class A(a)(b)	391,875	28,481,475
Cimpress PLC(a)(b)	136,985	5,328,716
Healthcare Services Group Inc.	281,529	4,901,420
HNI Corp.	332,146	11,522,145
Interface Inc.	359,048	4,502,462
Li-Cycle Holdings Corp.(a)(b)	400,675	2,756,644
Montrose Environmental Group Inc.(a)(b)	213,760	7,216,538
Pitney Bowes Inc.	556,049	2,012,897
SP Plus Corp.(a)(b)	184,938	5,681,295
		113,840,415
Communications Equipment — 1.1%
ADTRAN Inc.	350,118	6,137,569
Calix Inc.(a)(b)	353,002	12,051,488
Cambium Networks Corp.(a)(b)	89,534	1,311,673
Casa Systems Inc.(a)	264,410	1,039,131
Clearfield Inc.(a)(b)	92,657	5,740,101
CommScope Holding Co. Inc.(a)	1,594,569	9,758,762
Digi International Inc.(a)	91,989	2,227,974
DZS Inc.(a)(b)	138,483	2,253,118
Extreme Networks Inc.(a)	1,006,633	8,979,166
Harmonic Inc.(a)(b)	727,949	6,311,318
Infinera Corp.(a)(b)	1,489,845	7,985,569
Security	Shares	Value

Communications Equipment (continued)
Inseego Corp.(a)(b)	111,196	$210,161
Ondas Holdings Inc.(a)(b)	267,328	1,440,898
Plantronics Inc.(a)	329,950	13,092,416
Viavi Solutions Inc.(a)	1,797,729	23,783,955
		102,323,299
Construction & Engineering — 1.8%
Ameresco Inc., Class A(a)(b)	253,610	11,554,472
Comfort Systems USA Inc.	276,190	22,965,198
Construction Partners Inc., Class A(a)(b)	311,498	6,522,768
Dycom Industries Inc.(a)	225,389	20,970,193
EMCOR Group Inc.	396,645	40,838,569
Fluor Corp.(a)	1,015,473	24,716,613
Great Lakes Dredge & Dock Corp.(a)	134,089	1,757,907
IES Holdings Inc.(a)	46,858	1,413,706
Infrastructure and Energy Alternatives Inc.(a)(b)	226,530	1,819,036
MYR Group Inc.(a)	129,568	11,418,828
Northwest Pipe Co.(a)	16,143	483,321
NV5 Global Inc.(a)	105,518	12,318,171
Primoris Services Corp.	19,611	426,735
Sterling Construction Co Inc(a)	200,618	4,397,547
		161,603,064
Construction Materials — 0.0%
United States Lime & Minerals Inc	12,305	1,299,408
Consumer Finance — 0.2%
Atlanticus Holdings Corp.(a)(b)	20,779	730,798
Curo Group Holdings Corp.	122,140	675,434
FirstCash Holdings Inc.	149,924	10,421,217
Green Dot Corp., Class A(a)	37,058	930,526
LendingClub Corp.(a)	41,487	484,983
LendingTree Inc.(a)(b)	81,651	3,577,947
Moneylion Inc.(a)	119,800	158,136
NerdWallet Inc., Class A(a)	198,409	1,573,383
PROG Holdings Inc.(a)	67,513	1,113,965
World Acceptance Corp.(a)	21,568	2,420,792
		22,087,181
Containers & Packaging — 0.3%
Cryptyde Inc.(a)	86,010	174,600
Greif Inc., Class A, NVS	31,583	1,970,148
Greif Inc., Class B	5,819	362,465
Myers Industries Inc.	289,107	6,571,402
O-I Glass Inc.(a)	989,890	13,858,460
		22,937,075
Distributors — 0.1%
Funko Inc., Class A(a)(b)	251,054	5,603,525
Diversified Consumer Services — 0.9%
Beachbody Co. Inc. (The)(a)(b)	82,591	99,109
Carriage Services Inc.(b)	108,748	4,311,858
Chegg Inc.(a)	974,502	18,301,148
Coursera Inc.(a)	884,857	12,547,272
Duolingo Inc, Class A(a)(b)	183,171	16,036,621
European Wax Center Inc., Class A(b)	152,162	2,681,094
Nerdy Inc.(a)(b)	396,979	845,565
OneSpaWorld Holdings Ltd.(a)(b)	506,082	3,628,608
PowerSchool Holdings Inc., Class A(a)(b)	126,073	1,519,180
Rover Group Inc.(a)	688,268	2,587,888
Stride Inc.(a)(b)	317,893	12,966,856
Udemy Inc.(a)(b)	561,467	5,732,578
Universal Technical Institute Inc.(a)	251,260	1,791,484

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Vivint Smart Home Inc.(a)(b)	185,792	$646,556
		83,695,817
Diversified Telecommunication Services — 0.7%
Anterix Inc.(a)	30,901	1,269,104
Bandwidth Inc., Class A(a)	34,127	642,270
Charge Enterprises Inc.(a)(b)	841,449	4,013,712
Cogent Communications Holdings Inc.	186,791	11,349,421
Consolidated Communications Holdings Inc.(a)(b)	54,711	382,977
Globalstar Inc.(a)	4,487,290	5,519,367
IDT Corp., Class B(a)	80,240	2,018,036
Iridium Communications Inc.(a)	998,494	37,503,434
Ooma Inc.(a)(b)	179,181	2,121,503
Starry Group Holdings Inc.(a)(b)	184,948	761,986
		65,581,810
Electric Utilities — 0.2%
MGE Energy Inc.	125,012	9,729,684
Otter Tail Corp.	147,525	9,903,353
Via Renewables Inc.	108,111	828,130
		20,461,167
Electrical Equipment — 1.6%
Allied Motion Technologies Inc.	92,557	2,114,002
Array Technologies Inc.(a)(b)	1,176,460	12,952,825
Atkore Inc.(a)	336,066	27,896,839
Babcock & Wilcox Enterprises Inc.(a)(b)	453,050	2,731,892
Blink Charging Co.(a)(b)	286,720	4,739,482
Bloom Energy Corp., Class A(a)(b)	1,269,638	20,949,027
Energy Vault Holdings Inc.(a)(b)	197,113	1,975,072
EnerSys	38,469	2,268,132
Enovix Corp.(a)(b)	844,806	7,527,221
ESS Tech Inc.(a)(b)	549,688	1,544,623
Fluence Energy Inc., Class A(a)(b)	274,400	2,601,312
FTC Solar Inc.(a)(b)	305,018	1,104,165
FuelCell Energy Inc.(a)(b)	2,092,643	7,847,411
GrafTech International Ltd.(b)	1,530,937	10,823,725
Heliogen Inc.(a)(b)	166,932	352,227
Shoals Technologies Group Inc., Class A(a)	871,243	14,358,085
Stem Inc.(a)(b)	1,058,996	7,582,411
TPI Composites Inc.(a)(b)	282,217	3,527,712
Vicor Corp.(a)(b)	172,417	9,436,382
		142,332,545
Electronic Equipment, Instruments & Components — 2.6%
908 Devices Inc.(a)(b)	35,855	738,255
Advanced Energy Industries Inc.(b)	292,603	21,354,167
Aeva Technologies Inc.(a)	51,160	160,131
AEye Inc.(a)(b)	222,375	424,736
Akoustis Technologies Inc.(a)(b)	377,988	1,398,556
Arlo Technologies Inc.(a)(b)	666,335	4,177,921
Badger Meter Inc.(b)	230,715	18,662,536
Belden Inc.(b)	180,453	9,612,731
Cepton Inc(a)(b)	65,827	102,690
CTS Corp.	251,624	8,567,797
ePlus Inc.(a)	158,387	8,413,517
Fabrinet(a)	290,012	23,519,973
FARO Technologies Inc.(a)(b)	12,551	386,947
Focus Universal Inc.(a)(b)	134,946	1,541,083
Identiv Inc.(a)(b)	173,607	2,010,369
Insight Enterprises Inc.(a)(b)	209,744	18,096,712
Itron Inc.(a)(b)	29,534	1,459,866
Lightwave Logic Inc.(a)(b)	876,031	5,729,243
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
MicroVision Inc.(a)(b)	1,287,752	$4,944,968
Napco Security Technologies Inc.(a)(b)	232,047	4,777,848
Novanta Inc.(a)(b)	279,079	33,843,910
OSI Systems Inc.(a)(b)	13,555	1,158,139
PAR Technology Corp.(a)(b)	77,136	2,891,829
Plexus Corp.(a)	184,330	14,469,905
Rogers Corp.(a)	147,075	38,546,887
SmartRent Inc.(a)(b)	936,025	4,230,833
		231,221,549
Energy Equipment & Services — 1.8%
Borr Drilling Ltd.(a)(b)	510,281	2,352,396
Cactus Inc., Class A(b)	459,997	18,524,079
ChampionX Corp.	1,589,552	31,552,607
DMC Global Inc.(a)(b)	47,169	850,457
Liberty Energy Inc., Class A(a)	1,115,618	14,235,286
Nabors Industries Ltd.(a)	63,050	8,442,395
NexTier Oilfield Solutions Inc.(a)(b)	1,383,767	13,159,624
Noble Corp.(a)	59,195	1,500,593
Oceaneering International Inc.(a)	693,261	7,404,028
Patterson-UTI Energy Inc.	1,133,553	17,864,795
RPC Inc.(a)	604,806	4,179,210
Solaris Oilfield Infrastructure Inc., Class A	262,090	2,851,539
TETRA Technologies Inc.(a)	1,012,151	4,109,333
U.S. Silica Holdings Inc.(a)	98,448	1,124,276
Valaris Ltd.(a)(b)	474,854	20,057,833
Weatherford International PLC(a)	548,659	11,615,111
		159,823,562
Entertainment — 0.3%
Cinemark Holdings Inc.(a)(b)	670,610	10,072,562
IMAX Corp.(a)(b)	229,837	3,881,947
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	86,275	2,169,816
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	299,928	7,198,272
Playstudios Inc.(a)(b)	306,537	1,311,979
Reservoir Media Inc.(a)(b)	130,919	853,592
		25,488,168
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexander’s Inc.	17,801	3,954,670
Bluerock Residential Growth REIT Inc., Class A	82,385	2,165,902
CareTrust REIT Inc.	62,291	1,148,646
CatchMark Timber Trust Inc., Class A	253,663	2,551,850
CBL & Associates Properties Inc.(a)	38,796	911,318
Clipper Realty Inc.	109,771	847,432
Community Healthcare Trust Inc.	108,288	3,921,108
Corporate Office Properties Trust	113,338	2,968,322
Essential Properties Realty Trust Inc.	98,207	2,110,468
Four Corners Property Trust Inc.	57,240	1,522,012
Gladstone Commercial Corp.	287,199	5,410,829
Gladstone Land Corp.(b)	141,210	3,129,214
Hersha Hospitality Trust, Class A(a)	18,446	180,955
Industrial Logistics Properties Trust	31,244	439,916
Innovative Industrial Properties Inc.	218,903	24,050,873
NexPoint Residential Trust Inc.	168,081	10,506,743
Outfront Media Inc.	1,147,544	19,450,871
Phillips Edison & Co. Inc.(b)	902,488	30,152,124
Postal Realty Trust Inc., Class A	91,913	1,369,504
PS Business Parks Inc.	159,391	29,830,026
Safehold Inc.(b)	108,596	3,841,040
Saul Centers Inc.	86,121	4,057,160
Tanger Factory Outlet Centers Inc.	795,263	11,308,640

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UMH Properties Inc.	332,352	$5,869,336
Universal Health Realty Income Trust	103,367	5,500,158
		177,199,117
Food & Staples Retailing — 0.5%
Chefs’ Warehouse Inc. (The)(a)(b)	188,320	7,323,765
Natural Grocers by Vitamin Cottage Inc.	59,494	948,929
PriceSmart Inc.	120,758	8,649,896
Rite Aid Corp.(a)	193,783	1,306,097
Sprouts Farmers Market Inc.(a)(b)	867,116	21,955,377
United Natural Foods Inc.(a)	32,698	1,288,301
		41,472,365
Food Products — 1.7%
Benson Hill Inc.(a)(b)	650,624	1,782,710
Beyond Meat Inc.(a)(b)	478,822	11,462,999
BRC Inc.(a)(b)	199,297	1,626,263
Calavo Growers Inc.	134,188	5,598,323
Cal-Maine Foods Inc.	274,022	13,539,427
J&J Snack Foods Corp.(b)	120,376	16,811,712
John B Sanfilippo & Son Inc.	46,195	3,348,676
Lancaster Colony Corp.	130,191	16,765,997
Local Bounti Corp.(a)(b)	163,774	520,801
Mission Produce Inc.(a)	40,928	583,224
Sanderson Farms Inc.	144,093	31,056,364
Simply Good Foods Co. (The)(a)(b)	707,344	26,716,383
Sovos Brands Inc.(a)(b)	154,188	2,446,964
SunOpta Inc.(a)(b)	709,738	5,521,762
Tattooed Chef Inc.(a)(b)	364,590	2,296,917
Tootsie Roll Industries Inc.	107,983	3,817,199
Utz Brands Inc.	451,633	6,241,568
Vital Farms Inc.(a)	246,400	2,156,000
		152,293,289
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	772,618	32,836,265
New Jersey Resources Corp.	64,239	2,860,563
Southwest Gas Holdings Inc.	49,961	4,350,604
		40,047,432
Health Care Equipment & Supplies — 6.2%
Alphatec Holdings Inc.(a)(b)	489,300	3,200,022
Artivion Inc.(a)(b)	259,262	4,894,867
AtriCure Inc.(a)	232,543	9,501,707
Atrion Corp.	11,112	6,987,892
Axogen Inc.(a)	314,203	2,573,323
Axonics Inc.(a)(b)	366,492	20,769,102
BioLife Solutions Inc.(a)(b)	19,013	262,569
Cardiovascular Systems Inc.(a)	169,800	2,438,328
Cerus Corp.(a)(b)	1,349,551	7,139,125
CONMED Corp.	221,193	21,181,442
CryoPort Inc.(a)(b)	282,374	8,747,946
Cutera Inc.(a)(b)	130,005	4,875,187
Embecta Corp.(a)	390,980	9,899,614
Figs Inc., Class A(a)(b)	849,675	7,740,539
Glaukos Corp.(a)(b)	357,084	16,218,755
Haemonetics Corp.(a)(b)	398,304	25,961,455
Heska Corp.(a)(b)	75,627	7,147,508
Inari Medical Inc.(a)(b)	344,976	23,454,918
Inogen Inc.(a)(b)	7,259	175,523
iRadimed Corp.	55,687	1,890,017
iRhythm Technologies Inc.(a)(b)	233,228	25,195,621
Lantheus Holdings Inc.(a)	535,010	35,326,710
Security	Shares	Value

Health Care Equipment & Supplies (continued)
LeMaitre Vascular Inc.(b)	156,794	$7,141,967
LivaNova PLC(a)	322,323	20,135,518
Meridian Bioscience Inc.(a)(b)	334,839	10,185,802
Merit Medical Systems Inc.(a)	377,842	20,505,485
Mesa Laboratories Inc.	39,941	8,145,568
Nano-X Imaging Ltd.(a)(b)	28,079	317,293
Natus Medical Inc.(a)	149,764	4,907,766
Neogen Corp.(a)(b)	787,890	18,980,270
Nevro Corp.(a)(b)	272,952	11,963,486
NuVasive Inc.(a)	409,954	20,153,339
Omnicell Inc.(a)(b)	344,092	39,140,465
OrthoPediatrics Corp.(a)(b)	113,856	4,912,886
Outset Medical Inc.(a)(b)	376,579	5,595,964
Owlet Inc.(a)(b)	138,210	234,957
Paragon 28 Inc.(a)(b)	360,384	5,719,294
PROCEPT BioRobotics Corp.(a)(b)	200,741	6,562,223
Pulmonx Corp.(a)(b)	269,713	3,970,175
RxSight Inc.(a)(b)	146,230	2,058,918
Senseonics Holdings Inc.(a)(b)	3,522,958	3,628,647
Shockwave Medical Inc.(a)(b)	278,651	53,269,712
SI-BONE Inc.(a)(b)	263,899	3,483,467
Sight Sciences Inc.(a)	12,061	108,428
Silk Road Medical Inc.(a)(b)	269,086	9,792,039
STAAR Surgical Co.(a)(b)	374,520	26,564,704
Surmodics Inc.(a)	109,557	4,078,807
Tactile Systems Technology Inc.(a)	58,212	424,948
Tenon Medical Inc., NVS(a)	34,849	78,759
TransMedics Group Inc.(a)(b)	208,965	6,571,949
Treace Medical Concepts Inc.(a)(b)	262,188	3,759,776
UFP Technologies Inc.(a)(b)	54,092	4,304,100
Utah Medical Products Inc.	23,419	2,011,692
Vicarious Surgical Inc., Class A(a)	386,387	1,135,978
ViewRay Inc.(a)(b)	1,023,135	2,711,308
Zynex Inc.	169,451	1,352,219
		559,490,079
Health Care Providers & Services — 4.1%
23andMe Holding Co., Class A(a)(b)	568,504	1,409,890
Addus HomeCare Corp.(a)	48,892	4,071,726
Agiliti Inc.(a)(b)	214,584	4,401,118
AirSculpt Technologies Inc.(a)	101,744	603,342
Alignment Healthcare Inc.(a)(b)	658,863	7,517,627
AMN Healthcare Services Inc.(a)(b)	350,379	38,440,080
Apollo Medical Holdings Inc.(a)(b)	304,018	11,732,054
Cano Health Inc.(a)(b)	1,268,154	5,554,514
Clover Health Investments Corp.(a)(b)	2,977,755	6,372,396
CorVel Corp.(a)	71,007	10,457,201
Cross Country Healthcare Inc.(a)(b)	37,631	783,854
DocGo Inc.(a)(b)	641,335	4,579,132
Ensign Group Inc. (The)	424,506	31,188,456
Hanger Inc.(a)	299,940	4,295,141
HealthEquity Inc.(a)	649,504	39,873,050
Hims & Hers Health Inc.(a)	794,725	3,600,104
Innovage Holding Corp.(a)(b)	17,879	78,310
Joint Corp. (The)(a)	111,125	1,701,324
LHC Group Inc.(a)	234,174	36,470,259
LifeStance Health Group Inc.(a)(b)	34,023	189,168
ModivCare Inc.(a)	31,186	2,635,217
National Research Corp.	112,908	4,322,118
Oncology Institute Inc. (The)(a)(b)	147,663	747,175
Option Care Health Inc.(a)(b)	1,123,370	31,218,452

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Owens & Minor Inc.	67,001	$2,107,181
P3 Health Partners Inc.(a)(b)	104,072	387,148
Patterson Companies Inc.	536,559	16,257,738
Pennant Group Inc. (The)(a)(b)	205,974	2,638,527
PetIQ Inc.(a)(b)	164,671	2,764,826
Privia Health Group Inc.(a)(b)	337,939	9,840,784
Progyny Inc.(a)(b)	585,096	16,997,039
R1 RCM Inc.(a)	1,055,243	22,117,893
RadNet Inc.(a)(b)	374,715	6,475,075
Select Medical Holdings Corp.	708,043	16,723,976
Surgery Partners Inc.(a)(b)	272,334	7,875,899
U.S. Physical Therapy Inc.	101,083	11,038,263
		367,466,057
Health Care Technology — 1.0%
Babylon Holdings Ltd., NVS(a)(b)	816,001	797,886
Evolent Health Inc., Class A(a)(b)	640,604	19,672,949
HealthStream Inc.(a)	17,647	383,116
Inspire Medical Systems Inc.(a)	213,039	38,915,834
NextGen Healthcare Inc.(a)	207,642	3,621,276
Nutex Health Inc., NVS(b)	293,723	947,257
OptimizeRx Corp.(a)	136,979	3,751,855
Phreesia Inc.(a)(b)	182,668	4,568,527
Schrodinger Inc.(a)(b)	421,233	11,124,764
Simulations Plus Inc.	123,492	6,091,860
		89,875,324
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment Inc.(a)(b)	472,134	5,014,063
Bloomin’ Brands Inc.	500,613	8,320,188
Bluegreen Vacations Holding Corp.	9,978	249,051
Brinker International Inc.(a)(b)	301,063	6,632,418
Century Casinos Inc.(a)(b)	169,753	1,222,222
Cheesecake Factory Inc. (The)	387,965	10,250,035
Cracker Barrel Old Country Store Inc.	181,281	15,135,151
Dave & Buster’s Entertainment Inc.(a)	332,149	10,887,844
Denny’s Corp.(a)	323,230	2,805,636
Dine Brands Global Inc.	107,296	6,982,824
Everi Holdings Inc.(a)	369,807	6,031,552
F45 Training Holdings Inc.(a)(b)	268,364	1,054,671
First Watch Restaurant Group Inc.(a)	26,269	378,799
Full House Resorts Inc.(a)	70,892	431,023
Golden Entertainment Inc.(a)	158,295	6,260,567
Hilton Grand Vacations Inc.(a)	699,220	24,983,131
Inspired Entertainment Inc.(a)	113,948	981,092
International Game Technology PLC	178,503	3,313,016
Jack in the Box Inc.	23,608	1,323,464
Krispy Kreme Inc.(b)	149,048	2,027,053
Kura Sushi USA Inc., Class A(a)(b)	36,578	1,811,708
Lindblad Expeditions Holdings Inc.(a)(b)	35,494	287,501
Monarch Casino & Resort Inc.(a)(b)	103,850	6,092,879
NEOGAMES SA(a)(b)	100,966	1,353,954
Noodles & Co.(a)(b)	313,241	1,472,233
ONE Group Hospitality Inc. (The)(a)(b)	169,532	1,249,451
Papa John’s International Inc.	185,434	15,487,448
Portillo’s Inc., Class A(a)(b)	157,250	2,571,038
RCI Hospitality Holdings Inc.	63,507	3,071,199
Red Rock Resorts Inc., Class A	192,787	6,431,374
Rush Street Interactive Inc.(a)(b)	466,965	2,180,727
Ruth’s Hospitality Group Inc.	248,698	4,043,829
SeaWorld Entertainment Inc.(a)(b)	176,330	7,790,259
Shake Shack Inc., Class A(a)	293,165	11,574,154
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Sonder Holdings Inc.(a)	288,039	$299,561
Sweetgreen Inc., Class A (a)(b)	105,564	1,229,821
Target Hospitality Corp.(a)	227,958	1,301,640
Texas Roadhouse Inc.(b)	537,256	39,327,139
Wingstop Inc.(b)	233,646	17,469,711
Xponential Fitness Inc., Class A(a)(b)	44,512	559,071
		239,888,497
Household Durables — 1.5%
Aterian Inc.(a)(b)	75,473	163,022
Cavco Industries Inc.(a)	72,544	14,217,899
Century Communities Inc.	18,615	837,116
Dream Finders Homes Inc., Class A(a)	169,374	1,802,139
Green Brick Partners Inc.(a)(b)	69,421	1,358,569
Helen of Troy Ltd.(a)(b)	186,917	30,357,190
Hovnanian Enterprises Inc., Class A(a)	39,782	1,702,272
Installed Building Products Inc.	189,638	15,770,296
iRobot Corp.(a)(b)	185,904	6,831,972
KB Home	107,725	3,065,853
LGI Homes Inc.(a)	12,942	1,124,660
Lovesac Co. (The)(a)	109,026	2,998,215
M/I Homes Inc.(a)	27,506	1,090,888
MDC Holdings Inc.	110,519	3,570,869
Meritage Homes Corp.(a)	18,668	1,353,430
Purple Innovation Inc., Class A(a)(b)	52,243	159,864
Skyline Champion Corp.(a)	416,853	19,767,169
Sonos Inc.(a)(b)	999,611	18,032,982
Taylor Morrison Home Corp.(a)	112,711	2,632,929
Tri Pointe Homes Inc.(a)	66,066	1,114,533
Vizio Holding Corp., Class A(a)(b)	529,590	3,611,804
Vuzix Corp.(a)(b)	403,216	2,862,834
		134,426,505
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	29,725	1,260,935
Central Garden & Pet Co., Class A, NVS(a)	117,404	4,697,334
Energizer Holdings Inc.	520,837	14,765,729
WD-40 Co.	108,026	21,752,115
		42,476,113
Independent Power and Renewable Electricity Producers — 0.6%
Altus Power Inc.(a)(b)	144,498	911,783
Clearway Energy Inc., Class A	280,722	8,974,682
Clearway Energy Inc., Class C	649,430	22,626,141
Montauk Renewables Inc.(a)(b)	524,381	5,270,029
Ormat Technologies Inc.	201,828	15,813,224
		53,595,859
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	186,117	4,282,552

Insurance — 1.4%
BRP Group Inc., Class A(a)(b)	459,469	11,096,176
eHealth Inc.(a)	51,478	480,290
Goosehead Insurance Inc., Class A	131,079	5,986,378
HCI Group Inc.	58,394	3,956,777
Investors Title Co.	2,221	348,453
Kinsale Capital Group Inc.(b)	170,213	39,087,713
Palomar Holdings Inc.(a)(b)	191,921	12,359,712
RLI Corp.	307,841	35,891,182
SiriusPoint Ltd.(a)	99,580	539,724
Trupanion Inc.(a)(b)	305,579	18,414,191

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Universal Insurance Holdings Inc.	35,173	$458,304
		128,618,900
Interactive Media & Services — 0.7%
Arena Group Holdings Inc. (The)(a)(b)	58,725	528,525
Cargurus Inc.(a)(b)	794,986	17,084,249
Cars.com Inc.(a)(b)	69,534	655,706
DHI Group Inc.(a)	284,291	1,412,926
Eventbrite Inc., Class A(a)(b)	528,296	5,425,600
EverQuote Inc., Class A(a)(b)	141,603	1,251,770
Leafly Holdings Inc.(a)	35,757	160,906
MediaAlpha Inc., Class A(a)(b)	177,078	1,744,218
QuinStreet Inc.(a)(b)	26,880	270,413
Vimeo Inc.(a)(b)	1,120,981	6,748,306
Wejo Group Ltd.(a)(b)	197,661	235,217
Yelp Inc.(a)(b)	538,894	14,965,086
Ziff Davis Inc.(a)(b)	68,269	5,088,089
ZipRecruiter Inc.(a)(b)	626,996	9,292,081
		64,863,092
Internet & Direct Marketing Retail — 0.4%
CarParts.com Inc.(a)(b)	393,945	2,733,978
Duluth Holdings Inc., Class B(a)	51,924	495,355
Groupon Inc.(a)(b)	10,440	117,972
Liquidity Services Inc.(a)	94,833	1,274,555
Lulu’s Fashion Lounge Holdings Inc.(a)	42,195	457,816
PetMed Express Inc.	138,544	2,757,026
Quotient Technology Inc.(a)(b)	77,307	229,602
RealReal Inc. (The)(a)(b)	100,973	251,423
Rent the Runway Inc.(a)(b)	372,410	1,143,299
Revolve Group Inc.(a)(b)	318,314	8,247,516
Shutterstock Inc.	188,963	10,829,469
Stitch Fix Inc., Class A(a)(b)	238,778	1,179,563
ThredUp Inc., Class A(a)	64,600	161,500
Vivid Seats Inc., Class A	42,732	319,208
Xometry Inc., Class A(a)(b)	263,792	8,950,463
		39,148,745
IT Services — 3.4%
AvidXchange Holdings Inc.(a)(b)	1,026,521	6,302,839
BigCommerce Holdings Inc., Series 1(a)(b)	499,855	8,097,651
Brightcove Inc.(a)(b)	223,923	1,415,193
Cantaloupe Inc.(a)	274,117	1,535,055
Cass Information Systems Inc.	19,912	673,026
Cerberus Cyber Sentinel Corp.(a)(b)	339,389	1,221,801
Core Scientific Inc.(a)(b)	156,660	233,423
CSG Systems International Inc.	246,927	14,736,603
Cyxtera Technologies Inc.(a)(b)	330,569	3,748,653
DigitalOcean Holdings Inc.(a)(b)	597,280	24,703,501
Edgio Inc(a)	988,398	2,283,199
EVERTEC Inc.	472,016	17,407,950
Evo Payments Inc., Class A(a)	375,127	8,822,987
ExlService Holdings Inc.(a)	254,420	37,483,699
Flywire Corp.(a)(b)	430,424	7,588,375
Grid Dynamics Holdings Inc.(a)(b)	377,743	6,353,637
Hackett Group Inc. (The)	195,263	3,704,139
I3 Verticals Inc., Class A(a)(b)	173,366	4,337,617
IBEX Holdings Ltd.(a)(b)	48,892	824,808
Information Services Group Inc.(b)	126,323	853,944
International Money Express Inc.(a)	262,248	5,368,217
Marqeta Inc., Class A(a)(b)	3,399,801	27,572,386
Maximus Inc.	456,672	28,546,567
Security	Shares	Value

IT Services (continued)
Paya Holdings Inc., Class A(a)(b)	682,104	$4,481,423
Payoneer Global Inc.(a)(b)	1,683,424	6,599,022
Perficient Inc.(a)(b)	266,404	24,426,583
Priority Technology Holdings Inc.(a)(b)	124,177	409,784
Remitly Global Inc.(a)(b)	657,196	5,034,121
Sabre Corp.(a)	522,989	3,049,026
Squarespace Inc., Class A(a)	59,704	1,249,008
StoneCo Ltd., Class A(a)	1,118,937	8,615,815
TTEC Holdings Inc.(b)	147,165	9,991,032
Tucows Inc., Class A(a)(b)	78,135	3,477,789
Unisys Corp.(a)	383,877	4,618,040
Verra Mobility Corp.(a)(b)	1,144,158	17,974,722
		303,741,635
Leisure Products — 0.3%
Acushnet Holdings Corp.(b)	78,630	3,277,298
Clarus Corp.(b)	190,952	3,626,179
Latham Group Inc.(a)(b)	336,677	2,333,172
Malibu Boats Inc., Class A(a)(b)	162,139	8,546,347
Marine Products Corp.	71,883	683,607
MasterCraft Boat Holdings Inc.(a)	143,243	3,015,265
Smith & Wesson Brands Inc.	25,201	330,889
Sturm Ruger & Co. Inc.	124,816	7,944,538
Vinco Ventures Inc.(a)(b)	860,105	1,186,945
		30,944,240
Life Sciences Tools & Services — 0.7%
AbCellera Biologics Inc.(a)(b)	686,563	7,311,896
Adaptive Biotechnologies Corp.(a)	42,470	343,582
Aduro Biotech Inc., NVS(a)(c)	105,692	268,350
Akoya Biosciences Inc.(a)	114,361	1,469,539
Codexis Inc.(a)(b)	479,258	5,013,039
Cytek Biosciences Inc.(a)(b)	892,156	9,572,834
Medpace Holdings Inc.(a)(b)	216,438	32,394,275
NanoString Technologies Inc.(a)(b)	326,304	4,144,061
Quanterix Corp.(a)(b)	34,500	558,555
Science 37 Holdings Inc(a)	433,776	871,890
SomaLogic Inc.(a)(b)	149,290	674,791
		62,622,812
Machinery — 4.5%
Alamo Group Inc.	67,379	7,844,937
Albany International Corp., Class A	50,585	3,985,592
Berkshire Grey Inc., Class A(a)	373,976	542,265
Blue Bird Corp.(a)(b)	129,176	1,189,711
Chart Industries Inc.(a)(b)	287,414	48,107,355
CIRCOR International Inc.(a)	45,928	752,760
Douglas Dynamics Inc.	179,961	5,172,079
Energy Recovery Inc.(a)(b)	440,428	8,553,112
Enerpac Tool Group Corp.	479,779	9,125,397
ESCO Technologies Inc.	20,308	1,388,458
Evoqua Water Technologies Corp.(a)(b)	918,964	29,875,520
Federal Signal Corp.(b)	466,319	16,600,956
Franklin Electric Co. Inc.	362,457	26,553,600
Gorman-Rupp Co. (The)	35,863	1,014,923
Helios Technologies Inc.	254,408	16,854,530
Hillenbrand Inc.	284,541	11,654,799
Hyzon Motors Inc.(a)(b)	685,775	2,016,178
John Bean Technologies Corp.	247,026	27,276,611
Kadant Inc.	90,577	16,516,716
Lightning eMotors Inc.(a)(b)	302,392	837,626
Lindsay Corp.	86,956	11,549,496

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Luxfer Holdings PLC	100,095	$1,513,436
Markforged Holding Corp.(a)	123,081	227,700
Meritor Inc.(a)(b)	549,706	19,970,819
Microvast Holdings Inc.(a)(b)	806,747	1,790,978
Miller Industries Inc./TN	4,824	109,360
Mueller Industries Inc.	156,747	8,353,048
Mueller Water Products Inc., Class A	1,208,845	14,179,752
Nikola Corp.(a)(b)	2,281,543	10,860,145
Omega Flex Inc.	25,645	2,759,915
Proterra Inc.(a)(b)	786,831	3,650,896
Proto Labs Inc.(a)	34,908	1,669,999
RBC Bearings Inc.(a)(b)	31,789	5,879,376
Sarcos Technology and Robotics Corp.(a)(b)	589,703	1,568,610
Shyft Group Inc. (The)(b)	271,063	5,039,061
Tennant Co.	66,830	3,959,677
Terex Corp.	262,762	7,191,796
Titan International Inc.(a)	395,025	5,964,877
Trinity Industries Inc.	96,695	2,341,953
Velo3D Inc.(a)	470,624	649,461
Wabash National Corp.	321,696	4,368,632
Watts Water Technologies Inc., Class A	215,656	26,491,183
Welbilt Inc.(a)	1,026,063	24,430,560
Xos Inc.(a)(b)	366,092	673,609
		401,057,464
Media — 0.6%
AdTheorent Holding Co. Inc.(a)	118,334	365,652
Boston Omaha Corp., Class A(a)	9,684	199,975
Entravision Communications Corp., Class A	301,417	1,374,462
Gambling.com Group Ltd.(a)	55,296	435,180
Gray Television Inc.(b)	284,151	4,799,310
Innovid Corp.(a)(b)	154,502	256,473
Integral Ad Science Holding Corp.(a)(b)	100,025	993,248
John Wiley & Sons Inc., Class A	316,227	15,103,001
Loyalty Ventures Inc.(a)	37,355	133,357
PubMatic Inc., Class A(a)(b)	296,051	4,704,250
Sinclair Broadcast Group Inc., Class A	318,333	6,493,993
Stagwell Inc.(a)(b)	61,369	333,234
TechTarget Inc.(a)(b)	214,414	14,091,288
Thryv Holdings Inc.(a)(b)	45,989	1,029,694
WideOpenWest Inc.(a)(b)	244,556	4,453,365
		54,766,482
Metals & Mining — 1.2%
5E Advanced Materials Inc.(a)(b)	257,899	3,141,210
Allegheny Technologies Inc.(a)(b)	969,270	22,012,122
Alpha Metallurgical Resources Inc.	139,872	18,061,671
Century Aluminum Co.(a)(b)	414,160	3,052,359
Commercial Metals Co.	158,948	5,261,179
Compass Minerals International Inc.	271,267	9,600,139
Constellium SE(a)(b)	528,492	6,981,379
Dakota Gold Corp., NVS(a)	393,597	1,318,550
Hycroft Mining Holding Corp.(a)(b)	980,697	1,088,574
Kaiser Aluminum Corp.	124,806	9,870,907
Materion Corp.	151,256	11,152,105
NovaGold Resources Inc.(a)(b)	1,790,915	8,614,301
Piedmont Lithium Inc.(a)(b)	37,889	1,379,539
Ramaco Resources Inc.	186,268	2,449,424
Ryerson Holding Corp.	7,839	166,892
Schnitzer Steel Industries Inc., Class A	18,431	605,274
Security	Shares	Value

Metals & Mining (continued)
Warrior Met Coal Inc.	48,068	$1,471,361
		106,226,986
Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	45,020	1,704,457
PennyMac Mortgage Investment Trust	137,660	1,903,838
		3,608,295
Multiline Retail — 0.2%
Dillard’s Inc., Class A	33,407	7,368,582
Franchise Group Inc.	198,707	6,968,655
		14,337,237
Oil, Gas & Consumable Fuels — 4.4%
Amplify Energy Corp.(a)	240,100	1,570,254
Arch Resources Inc.	118,895	17,012,686
Archaea Energy Inc.(a)(b)	166,231	2,581,567
Battalion Oil Corp.(a)(b)	38,820	331,135
Berry Corp.	128,684	980,572
Brigham Minerals Inc., Class A	403,278	9,932,737
Callon Petroleum Co.(a)	319,641	12,529,927
Centennial Resource Development Inc./DE,
Class A(a)(b)	227,774	1,362,089
CNX Resources Corp.(a)	91,683	1,509,102
Comstock Resources Inc.(a)(b)	720,977	8,709,402
CONSOL Energy Inc.(a)	253,603	12,522,916
Crescent Energy Co.(b)	266,144	3,321,477
CVR Energy Inc.	234,366	7,851,261
Delek U.S. Holdings Inc.(a)	550,670	14,229,313
Denbury Inc.(a)(b)	395,424	23,721,486
Earthstone Energy Inc., Class A(a)(b)	348,147	4,752,207
Empire Petroleum Corp., NVS(b)	68,331	811,089
Energy Fuels Inc./Canada(a)(b)	1,024,527	5,030,428
Equitrans Midstream Corp.	786,709	5,003,469
Golar LNG Ltd.(a)	42,566	968,376
Gulfport Energy Corp.(a)(b)	94,646	7,525,303
HighPeak Energy Inc.	56,548	1,448,760
Kinetik Holdings Inc.	18,020	615,203
Kosmos Energy Ltd.(a)(b)	3,518,843	21,781,638
Laredo Petroleum Inc.(a)(b)	134,243	9,254,712
Magnolia Oil & Gas Corp., Class A	1,298,290	27,251,107
Matador Resources Co.(b)	876,472	40,834,830
Murphy Oil Corp.	502,855	15,181,192
NextDecade Corp.(a)(b)	237,349	1,053,830
Northern Oil and Gas Inc.	439,210	11,094,445
Oasis Petroleum Inc.	153,318	18,651,135
Par Pacific Holdings Inc.(a)	389,371	6,070,294
PBF Energy Inc., Class A(a)	174,097	5,052,295
Ranger Oil Corp.(a)	169,434	5,569,296
Riley Exploration Permian Inc.(b)	54,270	1,312,249
Ring Energy Inc.(a)(b)	335,961	893,656
SandRidge Energy Inc.(a)	146,491	2,295,514
SilverBow Resources Inc.(a)	95,211	2,700,184
Sitio Royalties Corp., NVS	98,414	2,281,236
SM Energy Co.	941,750	32,198,432
Talos Energy Inc.(a)	524,287	8,110,720
Tellurian Inc.(a)(b)	4,000,254	11,920,757
Uranium Energy Corp.(a)(b)	2,227,974	6,862,160
Ur-Energy Inc.(a)(b)	1,651,080	1,750,145
VAALCO Energy Inc.(b)	476,591	3,307,542
Vertex Energy Inc.(a)(b)	385,968	4,060,383
W&T Offshore Inc.(a)	652,170	2,817,374

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.(b)	75,967	$5,168,035
		391,793,920
Paper & Forest Products — 0.1%
Neenah Inc.	25,058	855,480
Sylvamo Corp.(b)	263,475	8,610,363
		9,465,843
Personal Products — 1.1%
Beauty Health Co. (The)(a)(b)	692,000	8,899,120
BellRing Brands Inc.(a)(b)	914,727	22,767,555
elf Beauty Inc.(a)(b)	378,811	11,621,922
Herbalife Nutrition Ltd.(a)(b)	512,616	10,482,997
Inter Parfums Inc.	141,358	10,327,616
Medifast Inc.	89,093	16,082,177
Nu Skin Enterprises Inc., Class A	162,515	7,036,900
Thorne HealthTech Inc.(a)(b)	88,624	428,940
USANA Health Sciences Inc.(a)	90,284	6,532,950
Veru Inc.(a)(b)	512,384	5,789,939
		99,970,116
Pharmaceuticals — 2.3%
Aclaris Therapeutics Inc.(a)(b)	467,129	6,521,121
Aerie Pharmaceuticals Inc.(a)(b)	310,437	2,328,278
Amneal Pharmaceuticals Inc.(a)	804,822	2,559,334
Amphastar Pharmaceuticals Inc.(a)(b)	300,532	10,455,508
Amylyx Pharmaceuticals Inc.(a)(b)	19,070	367,288
Arvinas Inc.(a)(b)	380,929	16,033,302
Axsome Therapeutics Inc.(a)(b)	225,194	8,624,930
Cassava Sciences Inc.(a)(b)	297,971	8,378,945
Collegium Pharmaceutical Inc.(a)	265,276	4,700,691
Corcept Therapeutics Inc.(a)(b)	668,771	15,903,374
Esperion Therapeutics Inc.(a)(b)	499,193	3,174,867
Evolus Inc.(a)	277,423	3,218,107
EyePoint Pharmaceuticals Inc.(a)	86,735	682,604
Harmony Biosciences Holdings Inc.(a)(b)	204,500	9,973,465
Innoviva Inc.(a)(b)	492,500	7,269,300
Intra-Cellular Therapies Inc.(a)(b)	717,507	40,955,300
Liquidia Corp.(a)(b)	221,403	965,317
NGM Biopharmaceuticals Inc.(a)(b)	184,125	2,360,483
Ocular Therapeutix Inc.(a)(b)	589,660	2,370,433
Pacira BioSciences Inc.(a)	353,171	20,589,869
Phathom Pharmaceuticals Inc.(a)(b)	182,666	1,541,701
Phibro Animal Health Corp., Class A	159,245	3,046,357
Provention Bio Inc.(a)	370,841	1,483,364
Reata Pharmaceuticals Inc., Class A(a)(b)	180,381	5,481,779
Relmada Therapeutics Inc.(a)	154,769	2,939,063
Revance Therapeutics Inc.(a)(b)	549,927	7,599,991
SIGA Technologies Inc.	368,752	4,270,148
Theravance Biopharma Inc.(a)(b)	454,107	4,114,209
Tricida Inc.(a)(b)	48,519	469,664
Ventyx Biosciences Inc.(a)(b)	176,056	2,153,165
Xeris Biopharma Holdings Inc.(a)(b)	1,023,998	1,576,957
		202,108,914
Professional Services — 2.9%
ASGN Inc.(a)	391,137	35,300,114
Atlas Technical Consultants Inc.(a)(b)	91,298	480,228
Barrett Business Services Inc.	50,016	3,644,666
CBIZ Inc.(a)(b)	389,225	15,553,431
CRA International Inc.	55,848	4,988,343
Exponent Inc.(b)	405,650	37,104,806
First Advantage Corp.(a)(b)	44,523	564,107
Security	Shares	Value

Professional Services (continued)
Forrester Research Inc.(a)	91,751	$4,389,368
Franklin Covey Co.(a)	101,412	4,683,206
HireRight Holdings Corp.(a)(b)	168,440	2,393,532
Huron Consulting Group Inc.(a)(b)	98,171	6,380,133
ICF International Inc.	102,290	9,717,550
Insperity Inc.	283,611	28,312,886
Kforce Inc.(b)	161,328	9,895,860
Korn Ferry.	419,320	24,328,946
Legalzoomcom Inc.(a)(b)	760,292	8,355,609
ManTech International Corp./VA, Class A	90,681	8,655,502
Planet Labs PBC(a)(b)	1,069,953	4,632,897
Red Violet Inc.(a)(b)	75,175	1,431,332
Sterling Check Corp.(a)(b)	176,214	2,874,050
TriNet Group Inc.(a)(b)	294,849	22,886,179
Upwork Inc.(a)(b)	934,897	19,333,670
Willdan Group Inc.(a)(b)	14,680	404,874
		256,311,289
Real Estate Management & Development — 0.9%
Compass Inc., Class A(a)	2,026,874	7,317,015
Cushman & Wakefield PLC(a)(b)	1,245,817	18,986,251
DigitalBridge Group Inc.(a)	4,134,918	20,178,400
Doma Holdings Inc.(a)	169,736	174,828
Douglas Elliman Inc.	41,952	200,950
eXp World Holdings Inc.(b)	537,308	6,324,115
Forestar Group Inc.(a)(b)	37,596	514,689
Marcus & Millichap Inc.	199,258	7,370,554
Newmark Group Inc., Class A(b)	91,896	888,634
Offerpad Solutions Inc.(a)(b)	506,772	1,104,763
Redfin Corp.(a)(b)	816,847	6,730,819
RMR Group Inc. (The), Class A	81,636	2,314,381
St Joe Co. (The)(b)	274,369	10,854,038
		82,959,437
Road & Rail — 0.6%
ArcBest Corp.	61,389	4,319,944
Daseke Inc.(a)	313,448	2,002,933
Marten Transport Ltd.	345,347	5,808,737
PAM Transportation Services Inc.(a)(b)	45,523	1,246,875
Saia Inc.(a)(b)	207,894	39,084,072
Universal Logistics Holdings Inc.	44,414	1,212,946
Werner Enterprises Inc.	67,062	2,584,569
		56,260,076
Semiconductors & Semiconductor Equipment — 5.0%
ACM Research Inc., Class A(a)(b)	49,465	832,496
Alpha & Omega Semiconductor Ltd.(a)	132,914	4,431,353
Ambarella Inc.(a)	284,904	18,649,816
Amkor Technology Inc.	159,876	2,709,898
Atomera Inc.(a)(b)	159,099	1,492,349
Axcelis Technologies Inc.(a)	255,768	14,026,317
CEVA Inc.(a)(b)	180,790	6,067,312
CMC Materials Inc.	223,495	38,997,643
Credo Technology Group Holdings Ltd.(a)(b)	182,320	2,129,498
CyberOptics Corp.(a)(b)	59,141	2,066,387
Diodes Inc.(a)	254,016	16,401,813
FormFactor Inc.(a)	612,600	23,725,998
Impinj Inc.(a)(b)	149,457	8,768,642
indie Semiconductor Inc., Class A(a)	779,239	4,441,662
Kulicke & Soffa Industries Inc.	456,026	19,522,473
MACOM Technology Solutions Holdings Inc.,
Class H(a)(b)	396,243	18,266,802

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MaxLinear Inc.(a)	561,943	$19,094,823
NeoPhotonics Corp.(a)(b)	413,789	6,508,901
Onto Innovation Inc.(a)	389,717	27,178,864
PDF Solutions Inc.(a)	234,423	5,042,439
Photronics Inc.(a)	340,984	6,642,368
Power Integrations Inc.(b)	455,785	34,188,433
Rambus Inc.(a)	727,624	15,636,640
Rockley Photonics Holdings Ltd.(a)(b)	802,669	1,749,818
Semtech Corp.(a)	498,719	27,414,583
Silicon Laboratories Inc.(a)(b)	285,693	40,059,872
SiTime Corp.(a)(b)	125,186	20,409,074
SkyWater Technology Inc.(a)(b)	79,688	479,722
SMART Global Holdings Inc.(a)(b)	389,586	6,377,523
SunPower Corp.(a)(b)	640,042	10,119,064
Synaptics Inc.(a)(b)	310,826	36,693,009
Transphorm Inc., NVS(b)	162,623	619,594
Ultra Clean Holdings Inc.(a)	121,301	3,611,131
Veeco Instruments Inc.(a)	310,226	6,018,384
		450,374,701
Software — 9.0%
8x8 Inc.(a)	865,987	4,459,833
A10 Networks Inc.	417,363	6,001,680
ACI Worldwide Inc.(a)	891,991	23,093,647
Agilysys Inc.(a)(b)	155,076	7,330,442
Alarm.com Holdings Inc.(a)	378,036	23,385,307
Alkami Technology Inc.(a)(b)	279,099	3,876,685
Altair Engineering Inc., Class A(a)(b)	405,163	21,271,057
American Software Inc./GA, Class A	185,410	2,996,226
Amplitude Inc., Class A(a)(b)	438,042	6,259,620
Appfolio Inc., Class A(a)(b)	149,665	13,565,636
Appian Corp.(a)(b)	312,965	14,822,022
Arteris Inc.(a)(b)	130,859	912,087
Asana Inc., Class A(a)(b)	575,634	10,119,646
AvePoint Inc.(a)(b)	1,008,849	4,378,405
Benefitfocus Inc.(a)(b)	150,824	1,173,411
Blackbaud Inc.(a)(b)	345,025	20,035,602
Blackline Inc.(a)(b)	432,144	28,780,790
Box Inc., Class A(a)(b)	1,008,547	25,354,872
BTRS Holdings Inc., Class 1(a)(b)	780,517	3,886,975
C3.ai Inc., Class A(a)(b)	100,103	1,827,881
Clear Secure Inc., Class A(a)(b)	487,279	9,745,580
CommVault Systems Inc.(a)	350,831	22,067,270
Consensus Cloud Solutions Inc.(a)	61,851	2,701,652
Couchbase Inc.(a)(b)	205,601	3,375,968
CS Disco Inc.(a)(b)	175,275	3,161,961
Digimarc Corp.(a)(b)	99,731	1,410,196
Digital Turbine Inc.(a)(b)	720,608	12,589,022
Domo Inc., Class B(a)	238,072	6,618,402
Duck Creek Technologies Inc.(a)(b)	603,482	8,961,708
Ebix Inc.	43,074	727,951
eGain Corp.(a)(b)	77,120	751,920
Enfusion Inc., Class A(a)(b)	201,280	2,055,069
EngageSmart Inc.(a)	274,436	4,412,931
Envestnet Inc.(a)(b)	398,743	21,041,668
Everbridge Inc.(a)(b)	309,689	8,637,226
EverCommerce Inc.(a)	34,153	308,743
ForgeRock Inc., Class A (a)(b)	156,594	3,354,243
Instructure Holdings Inc.(a)(b)	12,030	273,081
Intapp Inc.(a)	111,325	1,629,798
InterDigital Inc.	93,604	5,691,123
Security	Shares	Value

Software (continued)
IronNet Inc.(a)(b)	507,936	$1,122,539
KnowBe4 Inc., Class A(a)(b)	568,658	8,882,438
LivePerson Inc.(a)	548,265	7,752,467
Matterport Inc.(a)(b)	1,239,844	4,537,829
MeridianLink Inc.(a)(b)	170,265	2,843,425
MicroStrategy Inc., Class A(a)(b)	43,633	7,168,902
Mitek Systems Inc.(a)(b)	305,867	2,826,211
Model N Inc.(a)	284,656	7,281,500
Momentive Global Inc.(a)(b)	1,041,382	9,164,162
N-able Inc.(a)(b)	465,337	4,188,033
NextNav Inc.(a)	412,074	935,408
OneSpan Inc.(a)	126,110	1,500,709
PagerDuty Inc.(a)(b)	662,804	16,424,283
Progress Software Corp.	343,261	15,549,723
PROS Holdings Inc.(a)(b)	211,494	5,547,488
Q2 Holdings Inc.(a)(b)	436,947	16,853,046
Qualys Inc.(a)(b)	306,311	38,638,070
Rapid7 Inc.(a)(b)	453,025	30,262,070
Rimini Street Inc.(a)(b)	379,678	2,281,865
SailPoint Technologies Holdings Inc.(a)(b)	729,183	45,705,190
Sapiens International Corp. NV	179,759	4,348,370
ShotSpotter Inc.(a)(b)	71,983	1,937,062
Sprout Social Inc., Class A(a)(b)	358,270	20,804,739
SPS Commerce Inc.(a)(b)	284,492	32,161,821
Sumo Logic Inc.(a)(b)	432,287	3,237,830
Telos Corp.(a)(b)	418,101	3,378,256
Tenable Holdings Inc.(a)(b)	860,765	39,087,339
Terawulf Inc.(a)(b)	56,304	67,565
UserTesting Inc.(a)(b)	373,972	1,877,339
Varonis Systems Inc.(a)(b)	852,232	24,987,442
Verint Systems Inc.(a)	452,107	19,146,731
Veritone Inc.(a)(b)	232,753	1,519,877
Viant Technology Inc., Class A(a)	88,256	448,340
Vonage Holdings Corp.(a)	2,014,284	37,949,111
Weave Communications Inc.(a)(b)	30,278	92,045
WM Technology Inc.(a)	518,048	1,704,378
Workiva Inc.(a)(b)	372,648	24,591,041
Yext Inc.(a)(b)	934,454	4,466,690
Zeta Global Holdings Corp.(a)(b)	242,915	1,097,976
Zuora Inc., Class A(a)	890,041	7,965,867
		803,382,513
Specialty Retail — 1.6%
Arko Corp.(b)	680,725	5,554,716
Asbury Automotive Group Inc.(a)	50,256	8,510,351
Bed Bath & Beyond Inc.(a)(b)	437,609	2,174,917
Boot Barn Holdings Inc.(a)(b)	230,853	15,908,080
Buckle Inc. (The)	218,702	6,055,858
Build-A-Bear Workshop Inc., Class A	81,775	1,342,746
Caleres Inc.	282,231	7,405,741
Camping World Holdings Inc., Class A(b)	291,239	6,287,850
Chico’s FAS Inc.(a)(b)	666,551	3,312,758
Children’s Place Inc. (The)(a)(b)	65,629	2,554,281
Designer Brands Inc., Class A	318,240	4,156,214
Destination XL Group Inc.(a)	240,505	815,312
EVgo Inc.(a)(b)	97,690	587,117
Guess? Inc.	275,301	4,693,882
Hibbett Inc.	77,266	3,377,297
MarineMax Inc.(a)(b)	12,040	434,885
Murphy USA Inc.	174,871	40,722,210
National Vision Holdings Inc.(a)(b)	39,503	1,086,333

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
OneWater Marine Inc., Class A(a)	5,787	$191,260
Party City Holdco Inc.(a)(b)	238,033	314,204
Rent-A-Center Inc./TX	410,510	7,984,419
Sally Beauty Holdings Inc.(a)(b)	775,343	9,242,089
Sleep Number Corp.(a)	77,313	2,392,837
Torrid Holdings Inc.(a)(b)	58,114	251,052
Warby Parker Inc.(a)(b)	654,975	7,375,019
		142,731,428
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology Inc.(a)	177,604	4,608,824
CompoSecure Inc.(a)(b)	54,891	285,433
Corsair Gaming Inc.(a)(b)	174,641	2,293,036
Diebold Nixdorf Inc.(a)(b)	444,384	1,008,752
IonQ Inc.(a)(b)	125,191	548,337
Super Micro Computer Inc.(a)	357,784	14,436,584
Turtle Beach Corp.(a)	96,712	1,182,788
		24,363,754
Textiles, Apparel & Luxury Goods — 0.9%
Allbirds Inc.(a)(b)	199,473	783,929
Crocs Inc.(a)(b)	473,349	23,037,896
Ermenegildo Zegna Holditalia SpA(a)(b)	93,577	987,237
Kontoor Brands Inc.	438,718	14,640,020
Oxford Industries Inc.	84,997	7,542,634
Rocky Brands Inc.	3,114	106,436
Steven Madden Ltd.	622,429	20,048,438
Wolverine World Wide Inc.	624,689	12,593,730
		79,740,320
Thrifts & Mortgage Finance — 0.3%
Axos Financial Inc.(a)	43,359	1,554,420
Bridgewater Bancshares Inc.(a)(b)	49,395	797,235
Columbia Financial Inc.(a)(b)	99,292	2,165,558
Greene County Bancorp. Inc.(b)	26,357	1,193,709
Hingham Institution For Savings (The)(b)	1,386	393,305
NMI Holdings Inc., Class A(a)	53,487	890,559
Walker & Dunlop Inc.	165,906	15,983,384
		22,978,170
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,255,321	2,673,834
Turning Point Brands Inc.	120,983	3,282,269
Vector Group Ltd.	172,371	1,809,895
		7,765,998
Trading Companies & Distributors — 1.5%
Alta Equipment Group Inc.(a)(b)	29,693	266,346
Applied Industrial Technologies Inc.	297,927	28,651,640
Beacon Roofing Supply Inc.(a)(b)	297,467	15,277,905
Boise Cascade Co.(b)	63,563	3,781,363
Custom Truck One Source Inc.(a)(b)	138,635	776,356
Distribution Solutions Group Inc.(a)(b)	34,322	1,763,808
GATX Corp.(b)	17,108	1,610,889
Security	Shares	Value

Trading Companies & Distributors (continued)
Global Industrial Co.	77,469	$2,616,128
GMS Inc.(a)	339,516	15,108,462
H&E Equipment Services Inc.	253,923	7,356,149
Herc Holdings Inc.	199,723	18,005,029
Hudson Technologies Inc.(a)(b)	333,407	2,503,887
Karat Packaging Inc.(a)(b)	44,306	755,860
McGrath RentCorp.	189,284	14,385,584
MRC Global Inc.(a)	640,345	6,377,836
Textainer Group Holdings Ltd.	52,623	1,442,396
Transcat Inc.(a)	57,745	3,280,493
Veritiv Corp.(a)	114,799	12,461,432
		136,421,563
Water Utilities — 0.4%
American States Water Co.	140,768	11,474,000
Artesian Resources Corp., Class A, NVS	41,951	2,062,730
California Water Service Group.	114,018	6,333,700
Global Water Resources Inc.	119,570	1,579,520
Middlesex Water Co.	49,281	4,320,958
Pure Cycle Corp.(a)(b)	168,572	1,776,749
York Water Co. (The)	117,528	4,751,657
		32,299,314
Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)	36,260	587,049

Total Long-Term Investments — 99.8%
(Cost: $10,302,779,485)		8,948,519,104

Short-Term Securities

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	1,298,052,037	1,297,922,232
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	24,610,000	24,610,000

Total Short-Term Securities — 14.8%
(Cost: $1,322,305,831)		1,322,532,232

Total Investments in Securities — 114.6%
(Cost: $11,625,085,316)		10,271,051,336

Liabilities in Excess of Other Assets — (14.6)%		(1,307,847,543)

Net Assets — 100.0%		$8,963,203,793

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,616,083,640	$—		$(318,364,765	)(a)	$(5,043)	$208,400	$1,297,922,232	1,298,052,037	$4,239,650	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,160,000	13,450,000	(a)	—		—	—	24,610,000	24,610,000	27,043		—
						$(5,043)	$208,400	$1,322,532,232		$4,266,693		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	232	09/16/22	$19,813	$(472,675)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,948,244,583	$—	$274,521	$8,948,519,104
Money Market Funds	1,322,532,232	—	—	1,322,532,232
	$10,270,776,815	$—	$274,521	$10,271,051,336
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(472,675)	$—	$—	$(472,675)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust